Plant, Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Plant, Property and Equipment
Schedule of plant, property and equipment

	March 31, 2014	December 31, 2013
	(in millions)
Distribution facilities	$1,035.0	$1,005.8
Customer premise equipment	367.4	354.2
Head-end equipment	218.8	211.1
Telephony infrastructure	96.4	91.7
Computer equipment and software	59.8	56.5
Vehicles	25.4	25.2
Buildings and leasehold improvements	54.5	54.2
Office and technical equipment	30.3	29.9
Land	7.7	7.7
Construction in progress (including material inventory and other)	38.4	49.4

Total plant, property and equipment	1,933.7	1,885.7
Less accumulated depreciation	(1,049.5)	(994.8)

	$884.2	$890.9

	December 31, 2013	December 31, 2012
	(in millions)
Distribution facilities	$1,005.8	$886.8
Customer premise equipment	354.2	323.5
Head-end equipment	211.1	180.1
Telephony infrastructure	91.7	89.9
Computer equipment and software	56.5	33.6
Vehicles	25.2	29.9
Buildings and leasehold improvements	54.2	50.9
Office and technical equipment	29.9	18.8
Land	7.7	7.7
Construction in progress (including material inventory and other)	49.4	22.0

Total plant, property and equipment	1,885.7	1,643.2
Less accumulated depreciation	(994.8)	(782.3)

	$890.9	$860.9